Finance Income and Costs (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Finance Income Expense [Abstract]
Schedule of Finance Income and Costs

	For the year ended March 31
Particulars	2023	2024	2025
Interest income on term deposits measured at amortised cost	9,703	23,594	26,837
Change in fair value of financial asset measured at FVTPL	—	57	—
Other interest income	1,271	714	1,419
Finance income	10,974	24,365	28,256

Interest expense on financial liabilities measured at amortised cost	15,067	15,966	15,240
Change in carrying value of financial liabilities measured at amortised cost	—	(30,578)	—
Change in fair value of financial liability measured at FVTPL	673	215	—
Change in fair value of financial asset measured at FVTPL	2,820	—	2
Net foreign exchange loss	25,636	7,600	13,348
Impairment loss on trade and other receivables	349	837	1,168
Interest expense on lease liabilities	1,554	1,783	1,697
Finance and other charges	633	870	736
Finance costs	46,732	(3,307)	32,191

Net finance income (costs) recognized in profit or loss	(35,758)	27,672	(3,935)